Statement of Changes in Stockholders' Equity (Unaudited) (Parenthetical) - Greenland Exploration Limited - $ / shares	1 Months Ended	3 Months Ended	4 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Issuance of common shares	1,500,000	1,500,000	1,500,000
Warrants exercise price	$ 15		$ 15